Note 9	6 Months Ended
Jun. 30, 2023
Financial assets and liabilities held for trading [Abstract]
Disclosure of financial instruments held for trading [text block]	Financial assets and liabilities held for trading
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	June 2023	December 2022
ASSETS
Derivatives		39,346	39,908
Equity instruments	6.2	4,247	4,404
Debt securities	6.2	33,999	24,367
Issued by central banks		890	821
Issued by public administrations ⁽¹⁾		30,238	20,703
Issued by financial institutions		1,595	1,365
Other debt securities		1,275	1,477
Loans and advances	6.2	64,129	41,993
Loans and advances to central banks		2,165	1,632
Reverse repurchase agreement		2,165	1,632
Loans and advances to credit institutions		48,189	25,231
Reverse repurchase agreement ⁽²⁾		48,158	25,201
Loans and advances to customers		13,775	15,130
Reverse repurchase agreement		13,371	14,832
Total assets	7	141,721	110,671
LIABILITIES
Derivatives		38,003	37,909
Short positions		17,107	13,487
Deposits		72,222	44,215
Deposits from central banks		8,656	3,950
Repurchase agreement		8,656	3,950
Deposits from credit institutions		48,395	28,924
Repurchase agreement ⁽²⁾		47,970	28,573
Customer deposits		15,170	11,341
Repurchase agreement		15,140	11,302
Total liabilities	7	127,332	95,611
(1) The variation is mainly due to the increase in positions of the Public Treasury.
(2) The variation is mainly due to the evolution of "Reverse repurchase agreement" of BBVA, S.A. compensated with the evolution of "Repurchase agreement" of BBVA, S.A.